Loans, net - Summary of Expected Credit Losses by Economic Sector for Indirect Loans (Detail) - Indirect Loans [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 4,743,480	S/ 4,487,347
Expected credit loss	S/ 17,932	S/ 35,495
Percentage expected credit loss	0.40%	0.80%
Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 4,024,255	S/ 3,959,441
Expected credit loss	S/ 6,624	S/ 8,354
Percentage expected credit loss	0.20%	0.20%
Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 703,425	S/ 501,830
Expected credit loss	S/ 3,939	S/ 18,205
Percentage expected credit loss	0.60%	3.60%
Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 15,800	S/ 26,076
Expected credit loss	S/ 7,369	S/ 8,936
Percentage expected credit loss	46.60%	34.30%
Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 340,251	S/ 305,529
Expected credit loss	S/ 1,131	S/ 782
Percentage expected credit loss	0.30%	0.30%
Commerce [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 297,127	S/ 264,926
Expected credit loss	S/ 512	S/ 309
Percentage expected credit loss	0.20%	0.10%
Commerce [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 40,894	S/ 40,527
Expected credit loss	S/ 340	S/ 424
Percentage expected credit loss	0.80%	1.00%
Commerce [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 2,230	S/ 76
Expected credit loss	S/ 279	S/ 49
Percentage expected credit loss	12.50%	64.50%
Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 654,501	S/ 652,584
Expected credit loss	S/ 839	S/ 640
Percentage expected credit loss	0.10%	0.10%
Manufacturing [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 505,674	S/ 518,115
Expected credit loss	S/ 548	S/ 487
Percentage expected credit loss	0.10%	0.10%
Manufacturing [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 148,827	S/ 134,469
Expected credit loss	S/ 291	S/ 153
Percentage expected credit loss	0.20%	0.10%
Manufacturing [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount
Expected credit loss
Percentage expected credit loss	0.00%	0.00%
Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 1,257,544	S/ 1,260,088
Expected credit loss	S/ 2,887	S/ 2,238
Percentage expected credit loss	0.20%	0.20%
Professional Scientific and Technical Activities [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 1,145,646	S/ 1,183,657
Expected credit loss	S/ 1,994	S/ 1,486
Percentage expected credit loss	0.20%	0.10%
Professional Scientific and Technical Activities [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 110,916	S/ 75,946
Expected credit loss	S/ 788	S/ 700
Percentage expected credit loss	0.70%	0.90%
Professional Scientific and Technical Activities [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 982	S/ 485
Expected credit loss	S/ 105	S/ 52
Percentage expected credit loss	10.70%	10.70%
Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 567,488	S/ 486,135
Expected credit loss	S/ 1,046	S/ 580
Percentage expected credit loss	0.20%	0.10%
Communications Storage And Transportation [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 541,561	S/ 467,018
Expected credit loss	S/ 697	S/ 489
Percentage expected credit loss	0.10%	0.10%
Communications Storage And Transportation [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 25,927	S/ 19,117
Expected credit loss	S/ 349	S/ 91
Percentage expected credit loss	1.30%	0.50%
Communications Storage And Transportation [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount
Expected credit loss	S/ 0
Percentage expected credit loss	0.00%	0.00%
Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 9,068	S/ 4,487
Expected credit loss	S/ 21	S/ 7
Percentage expected credit loss	0.20%	0.20%
Agriculture [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 9,031	S/ 4,487
Expected credit loss	S/ 21	S/ 7
Percentage expected credit loss	0.20%	0.20%
Agriculture [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 37
Expected credit loss
Percentage expected credit loss	0.00%	0.00%
Agriculture [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount
Expected credit loss
Percentage expected credit loss	0.00%	0.00%
Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 309,366	S/ 155,621
Expected credit loss	S/ 317	S/ 135
Percentage expected credit loss	0.10%	0.10%
Electricity Gas Water And Oil [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 308,428	S/ 155,621
Expected credit loss	S/ 311	S/ 135
Percentage expected credit loss	0.10%	0.10%
Electricity Gas Water And Oil [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 938
Expected credit loss	S/ 6
Percentage expected credit loss	0.60%	0.00%
Electricity Gas Water And Oil [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount
Expected credit loss
Percentage expected credit loss	0.00%	0.00%
Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 57,632	S/ 64,187
Expected credit loss	S/ 465	S/ 290
Percentage expected credit loss	0.80%	0.50%
Leaseholds and Real Estate Activities [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 41,097	S/ 45,037
Expected credit loss	S/ 298	S/ 193
Percentage expected credit loss	0.70%	0.40%
Leaseholds and Real Estate Activities [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 16,276	S/ 19,150
Expected credit loss	S/ 119	S/ 97
Percentage expected credit loss	0.70%	0.50%
Leaseholds and Real Estate Activities [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 259
Expected credit loss	S/ 48
Percentage expected credit loss	18.50%	0.00%
Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 530,919	S/ 568,230
Expected credit loss	S/ 9,750	S/ 17,708
Percentage expected credit loss	1.80%	3.10%
Construction And Infrastructure [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 306,042	S/ 412,388
Expected credit loss	S/ 1,021	S/ 4,470
Percentage expected credit loss	0.30%	1.10%
Construction And Infrastructure [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 212,589	S/ 130,886
Expected credit loss	S/ 1,797	S/ 4,463
Percentage expected credit loss	0.80%	3.40%
Construction And Infrastructure [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 12,288	S/ 24,956
Expected credit loss	S/ 6,932	S/ 8,775
Percentage expected credit loss	56.40%	35.20%
Others [Member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 1,016,711	S/ 990,486
Expected credit loss	S/ 1,476	S/ 13,115
Percentage expected credit loss	0.10%	1.30%
Others [Member] | Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 869,649	S/ 908,192
Expected credit loss	S/ 1,222	S/ 778
Percentage expected credit loss	0.10%	0.10%
Others [Member] | Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 147,021	S/ 81,735
Expected credit loss	S/ 249	S/ 12,277
Percentage expected credit loss	0.20%	15.00%
Others [Member] | Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector For Indirect Loans [Line Items]
Carrying amount	S/ 41	S/ 559
Expected credit loss	S/ 5	S/ 60
Percentage expected credit loss	12.20%	10.70%